Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

Note 13—Subsequent Events

No events have occurred subsequent to March 31, 2013, other than that listed below, that have required recognition or disclosure in the Company’s financial statements.

On April 9, 2013, the Company filed a Form S-1 Registration Statement in connection with a contemplated initial public offering of shares of its Class A Common Stock by the Company and a selling stockholder. The S-1 Registration Statement also describes, among other things, a proposed recapitalization of the Company’s capital stock.

Note 20—Subsequent Events No events have occurred subsequent to December 31, 2012, that have required recognition or disclosure in the Company’s financial statements.